Form N-1A Supplement	Dec. 08, 2025
ALPS | O'Shares International Developed Quality Dividend ETF
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

ALPS ETF TRUST

ALPS | O’Shares U.S. Quality Dividend ETF (Cboe BZX: OUSA)

ALPS | O’Shares U.S. Small-Cap Quality Dividend ETF (Cboe BZX: OUSM)

ALPS | O’Shares Global Internet Giants ETF (Cboe BZX: OGIG)

ALPS | O’Shares International Developed Quality Dividend ETF (Cboe BZX: OEFA)
(each, a “Fund,” and together, the “Funds”)

SUPPLEMENT DATED DECEMBER 8, 2025 TO THE ALPS | O’SHARES U.S. QUALITY

DIVIDEND ETF, ALPS | O’SHARES U.S. SMALL-CAP QUALITY DIVIDEND ETF, AND ALPS |

O’SHARES GLOBAL INTERNET GIANTS ETF SUMMARY PROSPECTUSES,
PROSPECTUS, AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”),
EACH DATED MARCH 31, 2025, AS SUPPLEMENTED AND THE ALPS | O’SHARES

INTERNATIONAL DEVELOPED QUALITY DIVIDEND ETF SUMMARY PROSPECTUS,
PROSPECTUS, AND SAI, EACH DATED OCTOBER 1, 2025

All changes noted in this supplement will be effective prior to commencement of trading on December 30, 2025 (the “Effective Date”).

As of the commencement of trading on the Effective Date, each Fund will transfer its listing exchange from the Cboe BZX Exchange, Inc. (“CBOE BZX”) to the NYSE Arca, Inc.

Therefore, as of the Effective Date, all references in each Fund’s Summary Prospectus, Prospectus, and SAI to “Cboe BZX Exchange, Inc.” and “Cboe BZX” are hereby deleted and replaced with “NYSE Arca, Inc.” or “NYSE Arca” respectively.

Additionally, as of the Effective Date, the “Cboe BZX Disclaimer” included in each Fund’s Prospectus is deleted in its entirety.